Equity-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

The following table summarizes common unit option activity for the year ended December 31, 2023 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2022	19,952	$7.87	8.01
Granted	10,146	10.88
Forfeited	(1,282)	9.13
Exercised	(55)	4.45
Outstanding as of December 31, 2023	28,761	$8.65	7.69
Vested and exercisable as of December 31, 2023	12,739	$6.97	6.81

Schedule of ICU's Outstanding and Unvested

The unvested LLC Units (and shares of Class C common stock) outstanding following the reclassification of outstanding unvested ICUs are summarized as follows (in thousands, except per share data):

	Shares	Weighted- Average Grant Date Fair Value per Share
Unvested and outstanding immediately following completion of the Reorganization Transactions	241	$8.82
Vested subsequent to completion of the Reorganization Transactions	85	7.80
Unvested and outstanding as of September 30, 2024	156	$9.38
The following table summarizes ICUs outstanding and vested (in thousands, except per share data):

	ICUs	Weighted- Average Threshold Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant Date Fair Value
Outstanding as of December 31, 2023	8,633	$4.73	5.87	$3.59
Vested as of December 31, 2023	8,037	$4.66	5.79	$3.28

Summary of Restricted Stock Unit Activity

The following table summarizes the RSU activity during the nine months ended September 30, 2024 (in thousands, except per share data):

	RSUs	Weighted- Average Grant Date Fair Value per Share
Outstanding as of December 31, 2023	—	$—
Granted	191	29.87
Vested	—	—
Forfeited / Cancelled	(4)	29.87
Outstanding as of September 30, 2024	187	$29.87

Schedule of Equity-Based Compensation Expense

Equity-based compensation expense was classified as follows in the accompanying unaudited condensed consolidated statements of operations (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2023	2024	2023	2024
Cost of subscription	$—	$4,981	$—	$4,981
Cost of professional services and other	—	21,886	15	21,886
Sales and marketing	459	114,713	3,582	115,987
Research and development	104	62,251	413	63,505
General and administrative	864	56,152	3,077	57,456
Total equity-based compensation	$1,427	$259,983	$7,087	$263,815

Equity-based compensation expense was classified as follows in the consolidated statements of operations (in thousands):

	Year Ended December 31,
	2022	2023
Cost of professional services and other	$78	$15
Sales and marketing	2,847	3,938
Research and development	812	518
General and administrative	4,526	3,799
Total equity-based compensation	$8,263	$8,270

2019 Common Unit Option Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

The following table summarizes the option activity under the 2019 Plan during the nine months ended September 30, 2024 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2023	28,761	$8.65	7.69
Granted	9,097	14.78
Forfeited / Cancelled	(615)	9.39
Exercised	(549)	7.18
Outstanding as of September 30, 2024	36,694	$10.38	7.81
Vested and exercisable as of September 30, 2024	18,043	$8.03	6.80

Summary of Inputs Used in Option Pricing Model

Assumptions and estimates used as part of the binomial lattice model for options granted under the 2019 Plan and modified on the Option Modification Date were as follows:

Fair value of Class A common stock	$18.00
Expected term (in years)	0 - 7.44
Expected volatility	50.00%
Risk-free interest rate	4.34 - 5.40%
Expected dividend yield	—

2024 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Stock Option Activity

The following table summarizes the option activity under the 2024 Plan during the nine months ended September 30, 2024 (in thousands, except per share data):

	Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (Years)
Outstanding as of December 31, 2023	—	$—	—
Granted	2,414	20.00
Forfeited / Cancelled	(7)	20.00
Exercised	—	—
Outstanding as of September 30, 2024	2,407	$20.00	9.81
Vested and exercisable as of September 30, 2024	—	$—	—

Summary of Inputs Used in Option Pricing Model

Inputs used in the Black-Scholes option pricing model for options granted under the 2024 Plan were as follows:

Fair value of Class A common stock	$20.00
Expected term (in years)	6.06 - 6.11
Expected volatility	50.00%
Risk-free interest rate	4.24%
Expected dividend yield	—